Reinsurance Reinsurance - Schedule of Reinsurance Recoverable by Reinsurer (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Reinsurance Retention Policy [Line Items]
Reinsurance recoverables	$ 3,323.2	$ 3,424.5
John Hancock
Reinsurance Retention Policy [Line Items]
Reinsurance recoverables	1,992.7	1,952.7
Sun Life
Reinsurance Retention Policy [Line Items]
Reinsurance recoverables	737.6	851.9
Talcott Resolution [Member]
Reinsurance Retention Policy [Line Items]
Reinsurance recoverables	523.5	549.6
Other reinsurers
Reinsurance Retention Policy [Line Items]
Reinsurance recoverables	$ 69.4	$ 70.3